FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending:	12/31/16

Is this a transition report?(Y/N) N

Is this an amendment to a previous filing? (Y/N) N


"Those items or sub-items with a ""        "" after
the item number should be completed only if the " answer has changed from the previous filing on this form.


1. A. Registrant Name: Separate Account VA FF
   B. File Number:	811-22370
   C. Telephone Number:	319-355-8427
2. A. Street: 4333 Edgewood Road NE
   B. City: Cedar Rapids
   C. State: IA
   D. Zip Code: 52499	Zip Ext.:

   E. Foreign Country:	Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
"    (If answer is "Y" (Yes), complete only items 89 through 110.)

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
   (If answer if "Y" (Yes) complete only items 111 through 132.)

7. A. Is Registrant a series or multiple portfolio company? (Y/N) Y (If answer is "N" (No), go to item 8.)
   B. How many separate series or portfolios did Registrant have at the end of the period? 6

If filing more than one
Page 47, "X" box:

For period ending: 12/31/16

File Number 	811-22370


UNIT INVESTMENT TRUST

111.  A. Depositor Name: Transamerica Life Insurance Company
      B. File Number (If any):
      C. City: Cedar Rapids  State:	IA
         Zip Code:	52499	Zip Ext.:
         Foreign Country:	Foreign Postal Code:


112.  A. Sponsor Name: N/A
      B. File Number (If any):
      C. City:  State:	  Zip Code:     Zip Ext.:
         Foreign Country:	Foreign Postal Code:

For period ending: 12/31/16
File Number        811-22370



114.  A.  Principal Underwriter Name:
               Transamerica Capital, Inc.
      B.  File Number: 8-24829
      C:  City: Denver State: CO  Zip Code: 80237
          Foreign Country:	Foreign Postal Code:

115.  A: Independent Public Accountant Name:
                       Ernst & Young LLP
      B: City: Boston  State: MA  Zip Code 02116
         Foreign Country:	Foreign Postal Code:



116.  Family of investment companies information:

	A. Is Registrant part of a family of
           investment companies? (Y/N)

        B. B. Identify the family in 10 letters:
	   (NOTE: In filing this form, use this identification consistently for all investment " companies in the family. This designation is for purposes of this form only.)


117.	A. Is Registrant a separate account of an
           insurance company?(Y/N) Y

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

	B. Variable annuity contracts? (Y/N) Y										Y/N

        C. Schedule premium variable life contracts? (Y/N) N


	D. Flexible premium variable life contracts? (Y/N) N

	E. Other types of insurance products registered under the Securities Act of 1933?(Y/N) N


118.	State the number of series existing at the end of the period that had securities registered under the
        Securities Act of 1933                   6

119.	State the number of new series for which registration
        statements under the Securities Act of 1933 became
        effective during the period.	0

120.	State the total value of the portfolio securities on the
        date of deposit for the new series included in item 119
        ($000's omitted)	0

121.	State the number of series for which a current prospectus
        was in existence at the end of the period            6

122.	State the number of existing series for which additional
        units were registered under the Securities Act
        of 1933 during the current period            0


If filing more than one
"Page 50, ""X"" box:"
For period ending:  12/31/16
File Number    811-22370



123. State the total value of the additional units considered in answering item 122 ($000's omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (The value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. State the total dollar amount of sales loads collected
    (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
    ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from" "secondary market operations in Registrant's units (include the sales loads, if any, collected" on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are "invested primarily (based upon a percentage of NAV) in each type of security shown, the " aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group "of series during the current period (excluding distributions of realized gains, if any):"

                             Number of    Total Assets 	Total Income
                             Series	   ($000's	Distributions
                             Investing	  omitted)	($000's omitted)

 A. U. S. Treasury direct issue             $		  $
 B. U. S. Government agency                 $		  $
 C. State and municipal tax-free            $		  $
 D. Public utility debt                     $		  $
 E. Brokers or dealers debt or debt of      $		  $
    brokers' or dealers' parent
 F. All other corporate intermediate & long
    term debt                               $		  $
 G. All other corporate short-term debt     $		  $
 H. Equity securities of brokers or dealers $		  $
    or parents of brokers or dealers
 I. Investment company equity securities  6 $   12,615	  $0
 J. All other equity securities             $		  $
 K. Other securities                        $		  $
 L. Total assets of all series of
    registrant                            6 $   12,615	  $0


If filing more than one
"Page 51, ""X"" box:"

For period ending:	12/31/16
File Number	       811-22370



128 Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N
    "(If answer is ""N"" (No), go to item 131.)"

129 Is the issuer of any instrument covered in item 128 delinquent or in default as to paymentof principal or interest at the end of the current period? (Y/N) N
    "(If answer is ""N"" (No), go to item 131)"

130 "In computations of NAV or offering price per unit, is any of the value attributed to " instruments identified in item 129 derived from insurance or guarantees? (Y/N)
131 Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 184

132 "List the ""811"" (investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-

    811-		811-		811-		811-


	This report is signed on behalf of the Registrant in the city of Harrison and the State of New York on the 27th day of February, 2017.

Separate Account VA FF
(Registrant)

By:/s/ Joseph P. Carusone
------------------------
Joseph P. Carusone
Senior Director
Transamerica Retirement Solutions



Witness:		/s/ Suzanne Montemurro
			------------------------
			Suzanne Montemurro
			Director
			Transamerica Life Insurance Company